S000065632 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	66 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
J.P. Morgan GBI-EM Global Diversified Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		(2.38%)	(1.86%)	(0.92%)
Performance Inception Date				Jun. 28, 2019
Bloomberg Global Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		(1.69%)	(1.96%)	(1.57%)
Performance Inception Date				Jun. 28, 2019
Class I
Prospectus [Line Items]
Average Annual Return, Percent		(4.37%)	(1.43%)	(1.14%)
Performance Inception Date				Jun. 28, 2019
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(5.70%)	(2.26%)	(1.97%)
Performance Inception Date				Jun. 28, 2019
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(2.50%)	(1.39%)	(1.17%)
Performance Inception Date				Jun. 28, 2019
Class N
Prospectus [Line Items]
Average Annual Return, Percent		(4.59%)	(1.68%)	(1.39%)
Performance Inception Date				Jun. 28, 2019
Class I2
Prospectus [Line Items]
Average Annual Return, Percent	[1]	(4.46%)	(1.53%)	(1.24%)
Performance Inception Date	[1]			Jun. 28, 2019

[1]
Class I2 shares of the Fund have not commenced operations as of the date of this Prospectus. For this reason, the performance information shown is for another class of shares (Class I shares) that is invested in the same portfolio of securities as Class I2 shares, reduced by an estimate of the additional annual operating expenses expected to apply to Class I2 shares. The actual difference may be greater or less than that estimate.